Property, plant and equipment, net (Details Textual)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Property, Plant, and Equipment, Owned, Accumulated Depreciation	$ 3,655,342	23,222,390	14,276,414	7,946,558